PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 63,976	$ 46,567
Less: Accumulated depreciation	(23,813)	(17,156)
Property, plant and equipment, net	40,163	29,411
Depreciation expenses	6,099	4,831	$ 4,230
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	959	897
Furniture, fixture and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	9,475	6,967
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	52,565	37,884
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 977	$ 819